Label	Element	Value
Innovator Emerging Markets Power Buffer ETF - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: 0.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Emerging Markets Power Buffer ETF - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: 41.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator Emerging Markets Power Buffer ETF - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: 34.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator Emerging Markets Power Buffer ETF - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: 47.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)